Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Abstract]
Unsatisfied performance obligations with an expected original maturity of more than one year	€ 267	€ 244
Balance of receivables from commission and fee income	798	834
Balance of contract liabilities associated to commission and fee income	€ 63	€ 70